Property and equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Depreciation and amortization expense	$ 2,441	$ 1,185	$ 1,864	$ 347